Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2020 Portfolio	Apr. 29, 2024
VIP Freedom 2020 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.40%
Past 5 years	7.47%
Past 10 years	5.73%
VIP Freedom 2020 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.34%
Past 5 years	7.38%
Past 10 years	5.63%
VIP Freedom 2020 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	12.22%
Past 5 years	7.22%
Past 10 years	5.48%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFU
Average Annual Return:
Past 1 year	12.91%
Past 5 years	6.80%
Past 10 years	5.68%